SUBSEQUENT EVENTS - Forward Purchase Agreement termination (Details)		1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 02, 2025 USD ($) shares	Apr. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) installment $ / shares	Jun. 30, 2025 USD ($)	Sep. 30, 2025 USD ($) installment $ / shares	Dec. 31, 2024 USD ($) installment $ / shares	Sep. 25, 2025 $ / shares	May 06, 2025 $ / shares	Jul. 12, 2024 $ / shares	Dec. 31, 2023 $ / shares
SUBSEQUENT EVENTS
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Meteora
SUBSEQUENT EVENTS
Shares deemed free and clear of all obligations | shares	1,618,948
Meteora | Forward purchase agreement
SUBSEQUENT EVENTS
Number of recycled shares | shares	0
Meteora | FPA Termination Agreement
SUBSEQUENT EVENTS
Proceeds from termination of contract | $	$ 500,000	$ 500,000		$ 500,000
Shares deemed free and clear of all obligations | shares	1,618,948
Number of recycled shares | shares	0
Deemed amount of prepayment shortfall | $	$ 0
YA II PN, LTD (Yorkville) | Convertible promissory notes | Standby equity purchase agreement
SUBSEQUENT EVENTS
Minimum cash balance to be maintained - number of next installments of note | installment			3		3	3
Minimum cash balance to be maintained | $			$ 833,000		$ 2,499,000	$ 833,000
YA II PN, LTD (Yorkville) | Maximum | Convertible promissory notes | Standby equity purchase agreement
SUBSEQUENT EVENTS
Minimum cash balance to be maintained | $			$ 2,000,000		$ 2,000,000	$ 2,000,000
Subsequent events
SUBSEQUENT EVENTS
Common stock, par value (in dollars per share) | $ / shares								$ 0.0001
Subsequent events | Meteora
SUBSEQUENT EVENTS
Shares deemed free and clear of all obligations | shares	1,618,948
Subsequent events | Meteora | Forward purchase agreement
SUBSEQUENT EVENTS
Number of recycled shares | shares	0
Subsequent events | Meteora | FPA Termination Agreement
SUBSEQUENT EVENTS
Proceeds from termination of contract | $	$ 500,000
Deemed amount of prepayment shortfall | $	$ 0